LOANS TO THIRD PARTIES (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
LOANS TO THIRD PARTIES
Working fund to third party companies	¥ 50,476,782	$ 7,816,340	¥ 3,200,377
Allowance for credit losses	0	0	0
Total loans to third parties	¥ 50,476,782	$ 7,816,340	¥ 3,200,377